                           DELAWARE GROUP INCOME FUNDS

                            Delaware Delchester Fund
                     Delaware High-Yield Opportunities Fund

                            Supplement to the Funds'
                Class A * Class B * Class C * Class R Prospectus
                            dated September 30, 2003


Effective February 27, 2004, Delaware Delchester Fund and Delaware High-Yield Opportunities Fund each changed its benchmark index from the Citigroup High-Yield Cash Pay Index to the Bear Stearns High-Yield Index. The Bear Stearns High-Yield Index includes fixed-income, non-convertible, U.S. dollar-denominated securities rated both BB+ and Ba1 or lower with an outstanding par value of at least $100 million. The Funds' manager believes that this Index is more consistent with how each Fund is managed and better tracks the performance of the high-yield bond market.

The following replaces the section located on page 3 entitled "How has Delaware Delchester Fund performed?":

How has Delaware Delchester Fund performed?

This bar chart and table can help you evaluate the risks of investing in the Fund. We show how returns for the Fund's Class A shares have varied over the past ten calendar years, as well as the average annual returns of all shares for the one-year, five-year and ten-year or lifetime periods, as applicable. Returns are not shown for Class R shares because the class commenced operations after the calendar year. The Fund's past performance does not necessarily indicate how it will perform in the future.

Year-by-year total return (Class A)

--------------- ------------ ------------ ------------ ------------ ------------ ------------ ------------- ------------ -----------
1993            1994         1995         1996         1997         1998         1999         2000          2001         2002
--------------- ------------ ------------ ------------ ------------ ------------ ------------ ------------- ------------ -----------
16.50%          -4.47%       13.99%       12.33%       13.91%       -1.81%       -3.47%       -21.03%       -8.00%       0.22%
--------------- ------------ ------------ ------------ ------------ ------------ ------------ ------------- ------------ -----------

As of June 30, 2003, the Fund's Class A shares had a calendar year-to-date return of 19.75%. During the periods illustrated in this bar chart, Class A's highest quarterly return was 8.54% for the quarter ended December 31, 2002 and its lowest quarterly return was -9.47% for the quarter ended December 31, 2000.

The maximum Class A sales charge of 4.50%, which is normally deducted when you purchase shares, is not reflected in the total returns in the previous paragraph or in the bar chart. If this fee were included, the returns would be less than those shown. The average annual returns shown in the table below do include the sales charge.

                                                          Average annual returns for periods ending 12/31/02

---------------------------------------------------------------------------- ---------------- -------------- ---------------
                                                                                                              10 years or
                                                                                 1 year          5 years       Lifetime**
---------------------------------------------------------------------------- ---------------- -------------- ---------------
Class A return before taxes                                                      -4.28%          -7.99%           0.67%
---------------------------------------------------------------------------- ---------------- -------------- ---------------
Class A return after taxes on distributions                                      -8.19%         -11.74%          -3.37%
---------------------------------------------------------------------------- ---------------- -------------- ---------------
Class A return after taxes on distributions and sale of Fund shares              -2.69%          -7.55%          -1.09%
---------------------------------------------------------------------------- ---------------- -------------- ---------------
Class B return before taxes*                                                     -4.09%          -7.94%          -0.97%
---------------------------------------------------------------------------- ---------------- -------------- ---------------
Class C return before taxes*                                                     -1.39%          -7.77%          -2.25%
---------------------------------------------------------------------------- ---------------- -------------- ---------------
Citigroup High-Yield Cash Pay Index
(reflects no deduction for fees, expenses, or taxes)                             -0.58%           1.36%           6.41%
---------------------------------------------------------------------------- ---------------- -------------- ---------------
Bear Stearns High-Yield Index
(reflects no deduction for fees, expenses, or taxes)                             -0.99%           0.31%           2.41%
---------------------------------------------------------------------------- ---------------- -------------- ---------------

The Fund's returns are compared to the performance of the Citigroup High-Yield Cash Pay Index and the Bear Stearns High-Yield Index. Although the Fund had been benchmarked previously against the Citigroup High-Yield Cash Pay Index (formerly the Salomon Smith Barney Cash Pay High-Yield Index), we have determined that it would be more appropriate to use the Bear Stearns High-Yield Index going forward. You should remember that unlike the Fund, the index is unmanaged and does not reflect the costs of operating a mutual fund, such as the costs of buying, selling and holding securities. Maximum sales charges are included in the Fund returns above.

The Fund's returns are compared to the performance of the Citigroup High-Yield Cash Pay Index and the Bear Stearns High-Yield Index. You should remember that unlike the Fund, the index is unmanaged and does not reflect the costs of operating a mutual fund, such as the costs of buying, selling and holding securities. Maximum sales charges are included in the Fund returns above.

After-tax performance is presented only for Class A shares of the Fund. The after-tax returns for other Fund classes may vary. Actual after-tax returns depend on the investor's individual tax situation and may differ from the returns shown. After-tax returns are not relevant for shares held in tax-deferred investment vehicles such as employer-sponsored 401(k) plans and individual retirement accounts. The after-tax returns shown are calculated using the highest individual federal marginal income tax rates in effect during the periods presented and do not reflect the impact of state and local taxes. Past performance, both before and after taxes, is not a guarantee of future results.

* Total returns assume redemption of shares at end of period. If shares were not redeemed, the returns before taxes for Class B would be -0.49%, -7.77% and -0.97% for the one-year, five-year and lifetime periods, respectively. If shares were not redeemed, the returns before taxes for Class C would be -0.49%, -7.77% and -2.25% for the one-year, five-year and lifetime periods, respectively. Returns are not shown for Class R shares because the class commenced operations after the calendar year.
** Lifetime returns are shown if the Fund or Class existed for less than 10 years. Inception date for Class A shares of the Fund was August 20, 1970. Inception dates for Class B, Class C and Class R shares of the Fund were May 2, 1994, November 29, 1995 and June 1, 2003, respectively. Citigroup High-Yield Cash Pay Index and Bear Stearns High-Yield Index returns are for 10 years. Citigroup High-Yield Cash Pay Index returns for Class B and Class C lifetimes were 5.88% and 4.45%, respectively. Bear Stearns High-Yield Index returns for Class B and Class C lifetimes were 0.60% and -0.18%, respectively. Returns are not shown for Class R shares because the class commenced operations after the calendar year.

The following replaces the section located on page 6 entitled "How has Delaware High-Yield Opportunities Fund performed?":

How has Delaware High-Yield Opportunities Fund performed?

This bar chart and table can help you evaluate the risks of investing in the Fund. We show returns for the Fund's Class A shares for the past six calendar years, as well as the average annual returns of all shares for the one-year, five-year and lifetime periods. Returns are not shown for Class R shares because the class has not commenced operations until June 2, 2003. The Fund's past performance does not necessarily indicate how it will perform in the future. The returns reflect expense limitations. The returns would be lower without the expense limitations.

Year-by-year total return (Class A)

------------- ------------ ------------- ------------ ------------ ------------
1997          1998         1999          2000         2001         2002
------------- ------------ ------------- ------------ ------------ ------------
17.31%        2.85%        4.70%         -4.36%       -3.16%       1.79%
------------- ------------ ------------- ------------ ------------ ------------

As of June 30, 2003, the Fund's Class A shares had a calendar year-to-date return of 19.15%. During the periods illustrated in this bar chart, Class A's highest quarterly return was 8.31% for the quarter ended December 31, 2002 and its lowest quarterly return was -7.27% for the quarter ended June 30, 2001.

The maximum Class A sales charge of 4.50%, which is normally assessed when you purchase shares, is not reflected in the total returns in the previous paragraph or in the bar chart. If this fee were included, the returns would be less than those shown. The average annual returns shown in the table below do include the sales charge.

                                                      Average annual returns for periods ending 12/31/02

---------------------------------------------------------------------------- ------------- --------------- ---------------
                                                                                1 year        5 years        Lifetime**
---------------------------------------------------------------------------- ------------- --------------- ---------------
Class A return before taxes                                                     -2.75%         -0.62%           2.16%
---------------------------------------------------------------------------- ------------- --------------- ---------------
Class A return after taxes on distributions                                     -6.47%         -4.33%          -1.83%
---------------------------------------------------------------------------- ------------- --------------- ---------------
Class A return after taxes on distributions and sale of Fund shares             -1.77%         -2.22%          -0.15%
---------------------------------------------------------------------------- ------------- --------------- ---------------
Class B return before taxes*                                                    -2.82%           N/A           -1.62%
---------------------------------------------------------------------------- ------------- --------------- ---------------
Class C return before taxes*                                                    -0.07%           N/A           -1.43%
---------------------------------------------------------------------------- ------------- --------------- ---------------
Citigroup High-Yield Cash Pay Index (reflects no deduction for fees,
expenses or taxes)                                                              -0.58%         1.36%            6.41%
---------------------------------------------------------------------------- ------------- --------------- ---------------
Bear Stearns High-Yield Index
(reflects no deduction for fees, expenses, or taxes)                            -0.99%         0.31%            2.41%
---------------------------------------------------------------------------- ------------- --------------- ---------------

The Fund's returns are compared to the performance of the Citigroup High-Yield Cash Pay Index and the Bear Stearns High-Yield Index. Although the Fund had been benchmarked previously against the Citigroup High-Yield Cash Pay Index (formerly the Salomon Smith Barney Cash Pay High-Yield Index), we have determined that it would be more appropriate to use the Bear Stearns High-Yield Index going forward. You should remember that unlike the Fund, the index is unmanaged and does not reflect the costs of operating a mutual fund, such as the costs of buying, selling and holding securities. Maximum sales charges are included in the Fund returns above.

The Fund's returns are compared to the performance of the Citigroup High-Yield Cash Pay Index (formerly the Salomon Smith Barney Cash Pay High-Yield Index). You should remember that unlike the Fund, the index is unmanaged and does not reflect the costs of operating a mutual fund, such as the costs of buying, selling and holding securities. Maximum sales charges are included in the Fund returns above.

After-tax performance is presented only for Class A shares of the Fund. The after-tax returns for other Fund classes may vary. Actual after-tax returns depend on the investor's individual tax situation and may differ from the returns shown. After-tax returns are not relevant for shares held in tax-deferred investment vehicles such as employer-sponsored 401(k) plans and individual retirement accounts. The after-tax returns shown are calculated using the highest individual federal marginal income tax rates in effect during the periods presented and do not reflect the impact of state and local taxes. Past performance, both before and after taxes, is not a guarantee of future results.

* Total returns assume redemption of shares at end of period. If shares were not redeemed, the returns before taxes for Class B would be 0.85% and -1.43% for the one-year and lifetime periods, respectively. If shares were not redeemed, the returns before taxes for Class C would be 0.85% and -1.43% for the one-year and lifetime periods, respectively.
** Lifetime returns are shown if the Fund or Class existed for less than 10 years. Inception date for Class A shares was December 30, 1996 and the inception date for Class B and Class C shares of the Fund was February 17, 1998. Citigroup High-Yield Cash Pay Index and Bear Stearns High-Yield Index returns are for 10 years. Citigroup High-Yield Cash Pay Index return for Class B and Class C lifetimes was 5.54%. Bear Stearns High-Yield Index return for Class B and Class C lifetimes was 3.79%.



This Supplement is dated March 17, 2004.